Average Annual Total Returns			12 Months Ended	40 Months Ended	60 Months Ended	73 Months Ended	85 Months Ended	120 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | Bloomberg US Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | ICE BofA US High Yield Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.20%		4.04%			5.08%
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | A Class
Prospectus [Line Items]
Average Annual Return, Percent			4.36%		4.56%			5.04%
Performance Inception Date		Feb. 14, 2011
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | C Class
Prospectus [Line Items]
Average Annual Return, Percent			7.76%		4.82%			4.82%
Performance Inception Date		Feb. 14, 2011
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			9.94%		5.95%			5.92%
Performance Inception Date		Feb. 14, 2011
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			9.94%		5.94%			5.95%
Performance Inception Date		Feb. 14, 2011
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			9.57%		5.55%			5.58%
Performance Inception Date		Feb. 14, 2011
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.71%		3.07%			3.11%
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.61%		3.15%			3.16%
American Beacon Funds | American Beacon The London Company Income Equity Fund | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		14.53%			13.10%
American Beacon Funds | American Beacon The London Company Income Equity Fund | Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.37%		8.68%			8.49%
American Beacon Funds | American Beacon The London Company Income Equity Fund | A Class
Prospectus [Line Items]
Average Annual Return, Percent			5.17%		5.73%			7.34%
Performance Inception Date		May 29, 2012
American Beacon Funds | American Beacon The London Company Income Equity Fund | C Class
Prospectus [Line Items]
Average Annual Return, Percent			9.75%		6.19%			7.16%
Performance Inception Date		May 29, 2012
American Beacon Funds | American Beacon The London Company Income Equity Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			11.86%		7.25%			8.26%
Performance Inception Date		May 29, 2012
American Beacon Funds | American Beacon The London Company Income Equity Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent			11.98%		7.39%			8.36%
Performance Inception Date		Aug. 25, 2020
American Beacon Funds | American Beacon The London Company Income Equity Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			11.89%		7.31%			8.32%
Performance Inception Date		May 29, 2012
American Beacon Funds | American Beacon The London Company Income Equity Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			11.55%		6.97%			7.97%
Performance Inception Date		May 29, 2012
American Beacon Funds | American Beacon The London Company Income Equity Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.41%		5.80%			6.85%
American Beacon Funds | American Beacon The London Company Income Equity Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.08%		5.39%			6.24%
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | Bloomberg US Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		(0.33%)			1.35%
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | S&P UBS Leveraged Loan Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			9.05%		5.73%			5.13%
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | A Class
Prospectus [Line Items]
Average Annual Return, Percent			3.88%		2.72%			3.50%
Performance Inception Date		Dec. 11, 2015
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | C Class
Prospectus [Line Items]
Average Annual Return, Percent			4.70%		2.46%			3.05%
Performance Inception Date		Dec. 11, 2015
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			6.73%		3.46%			3.99%
Performance Inception Date		Dec. 11, 2015
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			6.78%		3.54%			4.08%
Performance Inception Date		Dec. 03, 2012
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | R5 Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.24%		0.43%			1.34%
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | R5 Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.93%		1.34%			1.91%
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			6.40%		3.18%			3.75%
Performance Inception Date		Dec. 11, 2015
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund | MSCI® Emerging Markets Index (USD) (Reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.51%		1.70%	4.04%
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			12.56%		1.51%	3.66%
Performance Inception Date		Nov. 28, 2018
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent			12.78%		1.73%	3.88%
Performance Inception Date		Feb. 21, 2025
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			12.78%		1.73%	3.88%
Performance Inception Date		Nov. 28, 2018
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund | R5 Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.70%		1.19%	3.31%
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund | R5 Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.15%		1.44%	3.12%
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund | MSCI® ACWI Index (USD) (Reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)(From Inception Date of R5 Class and R6 Class Shares) (12/11/2017)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.49%		10.06%		9.35%
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			7.66%		7.62%		8.61%
Performance Inception Date		Sep. 28, 2018
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent			7.80%		7.86%		8.83%
Performance Inception Date		Nov. 15, 2024
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			7.83%		7.86%		8.84%
Performance Inception Date		Dec. 11, 2017
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund | R5 Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.77%		7.79%		8.72%
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund | R5 Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.67%		6.19%		7.08%
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund | MSCI® ACWI ex-USA Index (USD) (Reflects no deduction for fees, expenses or taxes, other than withholding taxes, as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.53%	0.30%
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent			9.53%	1.99%
Performance Inception Date		Nov. 15, 2024
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent			9.53%	1.99%
Performance Inception Date		Nov. 15, 2024
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent			9.53%	1.99%
Performance Inception Date		Aug. 31, 2021
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund | R5 Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.45%	1.92%
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund | R5 Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.84%	1.59%

[1]
*	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

[2]
*	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.

[3]
*	Reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.